INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
	2015	2014
In operation:
Neal Hot Springs, Oregon:
Geothermal water and mineral rights	$625,337	$625,337
San Emidio, Nevada:
Geothermal water and mineral rights	4,825,220	4,825,220
Less: accumulated amortization	(1,299,119)	(1,117,434)
	4,151,438	4,333,123
Inactive:
Raft River, Idaho:
Surface water rights	146,342	146,343
Geothermal water and mineral rights	1,281,540	1,251,540

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

Crescent Valley, Nevada:
Geothermal water and mineral rights	451,608	451,608

The Geysers, California:
Geothermal water rights	278,872	278,872

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,520
Geothermal water and mineral rights	3,440,580	3,440,580
Less: prior accumulated amortization	(430,072)	(430,072)
	11,114,390	11,084,391

	$15,265,828	$15,417,514